Income Taxes (Tables)	3 Months Ended
Mar. 31, 2013
Schedule of Income Tax Included in Continuing Operations	Income tax included in continuing operations was as follows ($ in thousands):

	Three Months Ended March 31,
	2013	2012
Income Tax (Expense) Benefit	$2,004	$(2,631)
Effective Tax Rate	42.0%	41.4%